Financial Instrument Risk Management - Contractual and Scheduled Maturities of Debt Securities, Mortgages, and Loans (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	$ 178,698	$ 162,948
Debt securities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	81,955	75,493
Debt securities | Due in 1 year or less
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	4,317	4,776
Debt securities | Due in years 2-5
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	16,229	15,035
Debt securities | Due in years 6-10
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	12,584	11,712
Debt securities | Due after 10 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	48,825	43,970
Mortgages
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	14,438	14,145
Loans
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	43,181	40,455
FVTPL | Debt securities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	68,106	61,180
FVTPL | Debt securities | Due in 1 year or less
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	1,932	1,697
FVTPL | Debt securities | Due in years 2-5
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	9,733	8,763
FVTPL | Debt securities | Due in years 6-10
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	10,662	9,513
FVTPL | Debt securities | Due after 10 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	45,779	41,207
FVTPL | Mortgages
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	12,466	12,060
FVTPL | Mortgages | Due in 1 year or less
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	1,344	852
FVTPL | Mortgages | Due in years 2-5
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	5,745	5,605
FVTPL | Mortgages | Due in years 6-10
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	3,814	3,510
FVTPL | Mortgages | Due after 10 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	1,563	2,093
FVTPL | Loans
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	40,767	38,492
FVTPL | Loans | Due in 1 year or less
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	2,262	2,285
FVTPL | Loans | Due in years 2-5
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	7,863	6,768
FVTPL | Loans | Due in years 6-10
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	10,354	9,177
FVTPL | Loans | Due after 10 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	20,288	20,262
FVOCI | Debt securities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	13,849	14,313
FVOCI | Debt securities | Due in 1 year or less
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	2,385	3,079
FVOCI | Debt securities | Due in years 2-5
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	6,496	6,272
FVOCI | Debt securities | Due in years 6-10
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	1,922	2,199
FVOCI | Debt securities | Due after 10 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	3,046	2,763
FVOCI | Mortgages
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	417	291
FVOCI | Mortgages | Due in 1 year or less
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	66	58
FVOCI | Mortgages | Due in years 2-5
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	340	222
FVOCI | Mortgages | Due in years 6-10
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	8	8
FVOCI | Mortgages | Due after 10 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	3	3
FVOCI | Loans
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	2,108	1,657
FVOCI | Loans | Due in 1 year or less
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	324	257
FVOCI | Loans | Due in years 2-5
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	1,240	966
FVOCI | Loans | Due in years 6-10
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	494	401
FVOCI | Loans | Due after 10 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	50	33
Amortized cost | Mortgages
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	1,555	1,795
Amortized cost | Mortgages | Due in 1 year or less
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	283	171
Amortized cost | Mortgages | Due in years 2-5
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	929	1,129
Amortized cost | Mortgages | Due in years 6-10
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	343	495
Amortized cost | Mortgages | Due after 10 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	0	0
Amortized cost | Loans
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	320	316
Amortized cost | Loans | Due in 1 year or less
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	100	126
Amortized cost | Loans | Due in years 2-5
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	199	163
Amortized cost | Loans | Due in years 6-10
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	21	27
Amortized cost | Loans | Due after 10 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	0	0
Gross carrying amount | Mortgages
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	14,438	14,146
Gross carrying amount | Mortgages | Due in 1 year or less
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	1,693	1,081
Gross carrying amount | Mortgages | Due in years 2-5
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	7,014	6,956
Gross carrying amount | Mortgages | Due in years 6-10
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	4,165	4,013
Gross carrying amount | Mortgages | Due after 10 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	1,566	2,096
Gross carrying amount | Loans
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	43,195	40,465
Gross carrying amount | Loans | Due in 1 year or less
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	2,686	2,668
Gross carrying amount | Loans | Due in years 2-5
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	9,302	7,897
Gross carrying amount | Loans | Due in years 6-10
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	10,869	9,605
Gross carrying amount | Loans | Due after 10 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Carrying value	$ 20,338	$ 20,295